Subsequent Events (Details) (Subsequent Event [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Subsequent Event, Date	Jan. 06, 2014
Payments for Purchase of Other Assets	$ 2.0
Promissory Note Issued During Period, Value, Purchase of Assets	$ 1.25
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Debt Instrument, Maturity Date, Description	three years